                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-102137
                                                                       811-08810



--------------------------------------------------------------------------------

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
                            POLARIS CHOICE PROSPECTUS
                            (FORM NUMBER: F-3795-PRO)

                                DATED MAY 2, 2005
--------------------------------------------------------------------------------


The reference to the Marsico Growth Portfolio in the INVESTMENT OPTIONS section located on page 1 and 8 of the prospectus is deleted and replaced with the following:


         MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
         -   Nations Marsico Focused Equities Portfolio                     NSAT


For more detailed information on these Investment Options, refer to the prospectuses for the underlying portfolios.



Date:  May 24, 2005





                Please keep this Supplement with your Prospectus.

                                   Page 1 of 1